ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCKS — 31.6%
	BEVERAGES - 6.6%
14,100	Anheuser-Busch InBev S.A. - ADR	$ 985,731
12,600	Coca-Cola Company (The)	690,984
		1,676,715
	BIOTECH & PHARMA - 5.7%
2,000	Johnson & Johnson	314,760
6,900	Merck & Company, Inc.	564,420
15,900	Pfizer, Inc.	585,279
		1,464,459
	E-COMMERCE DISCRETIONARY - 2.6%
200	Amazon.com, Inc.(a)	651,386

	ELECTRIC UTILITIES - 1.0%
2,800	Duke Energy Corporation	256,368

	HEALTH CARE FACILITIES & SERVICES - 3.2%
8,400	CVS Health Corporation	573,720
2,000	Quest Diagnostics, Inc.	238,340
		812,060
	INTERNET MEDIA & SERVICES - 2.7%
400	Alphabet, Inc., Class C(a)	700,752

	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,800	Zimmer Biomet Holdings, Inc.	739,632

	METALS & MINING - 2.1%
8,700	Compass Minerals International, Inc.	536,964

	SEMICONDUCTORS - 1.8%
9,000	Intel Corporation	448,380

	SOFTWARE - 3.0%
3,500	Microsoft Corporation	778,470

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	TOTAL COMMON STOCKS (Cost $7,277,606)	$ 8,065,186

	EXCHANGE-TRADED FUNDS — 65.0%
	COMMODITY - 8.9%
24,600	iShares Silver Trust(a)	604,422
44,300	SPDR Gold MiniShares Trust(a)	839,042
4,700	SPDR Gold Shares(a)	838,292
		2,281,756
	EQUITY - 39.4%
2,000	Invesco Nasdaq 100 ETF	257,940
1,000	Invesco QQQ Trust Series 1	313,740
12,200	iShares Core MSCI EAFE ETF	842,898
16,700	iShares Core MSCI Emerging Markets ETF	1,036,068
6,600	Schwab US Dividend Equity ETF	423,324
1,500	Vanguard Consumer Staples ETF	260,880
5,300	Vanguard Dividend Appreciation ETF	748,201
11,000	Vanguard Financials ETF	801,350
7,200	Vanguard Industrials ETF	1,223,928
3,000	Vanguard Information Technology ETF	1,061,370
3,000	Vanguard S&P 500 ETF	1,031,070
5,600	Vanguard Small-Cap ETF	1,090,208
5,100	Vanguard Total Stock Market ETF	992,664
		10,083,641
	FIXED INCOME - 16.7%
19,000	iShares Fallen Angels USD Bond ETF	559,117
7,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,077,414
12,900	Janus Henderson Short Duration Income ETF	651,063
19,100	VanEck Vectors Fallen Angel High Yield Bond ETF	613,110
9,400	Vanguard Emerging Markets Government Bond ETF	773,620
10,000	Vanguard Total International Bond ETF	585,500
		4,259,824
ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,247,324)	$ 16,625,221

	TOTAL INVESTMENTS – 96.6% (Cost $22,524,930)	$ 24,690,407
	OTHER ASSETS LESS LIABILITIES – 3.4%	860,267
	NET ASSETS - 100.0%	$ 25,550,674

ADR	- American Depositary Receipt
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCKS — 24.0%
	BEVERAGES - 4.5%
7,500	Anheuser-Busch InBev S.A. - ADR	$ 524,325
7,500	Coca-Cola Company (The)	411,300
		935,625
	BIOTECH & PHARMA - 4.6%
1,500	Johnson & Johnson	236,070
5,200	Merck & Company, Inc.	425,360
8,100	Pfizer, Inc.	298,161
		959,591
	E-COMMERCE DISCRETIONARY - 1.6%
100	Amazon.com, Inc.(a)	325,693

	ELECTRIC UTILITIES - 0.9%
2,000	Duke Energy Corporation	183,120

	HEALTH CARE FACILITIES & SERVICES - 2.4%
5,700	CVS Health Corporation	389,310
1,000	Quest Diagnostics, Inc.	119,170
		508,480
	INTERNET MEDIA & SERVICES - 2.5%
300	Alphabet, Inc., Class C(a)	525,564

	MEDICAL EQUIPMENT & DEVICES - 1.8%
2,400	Zimmer Biomet Holdings, Inc.	369,816

	METALS & MINING - 1.9%
6,500	Compass Minerals International, Inc.	401,180

	SEMICONDUCTORS - 1.1%
4,800	Intel Corporation	239,136

	SOFTWARE - 2.7%
2,500	Microsoft Corporation	556,050

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	TOTAL COMMON STOCKS (Cost $4,575,474)	$ 5,004,255

	EXCHANGE-TRADED FUNDS — 73.7%
	COMMODITY - 4.9%
7,700	iShares Silver Trust(a)	189,189
21,000	SPDR Gold MiniShares Trust(a)	397,740
2,400	SPDR Gold Shares(a)	428,064
		1,014,993
	EQUITY - 38.8%
3,900	Consumer Staples Select Sector SPDR Fund	263,055
3,500	Health Care Select Sector SPDR Fund	397,040
1,400	Invesco Nasdaq 100 ETF	180,558
600	Invesco QQQ Trust Series 1	188,244
10,000	iShares Core MSCI EAFE ETF	690,900
13,000	iShares Core MSCI Emerging Markets ETF	806,520
2,000	Vanguard Consumer Discretionary ETF	550,360
2,000	Vanguard Consumer Staples ETF	347,840
1,400	Vanguard Dividend Appreciation ETF	197,638
8,100	Vanguard Financials ETF	590,085
4,400	Vanguard Industrials ETF	747,956
3,100	Vanguard Information Technology ETF	1,096,749
1,000	Vanguard S&P 500 ETF	343,690
3,100	Vanguard Small-Cap ETF	603,508
4,600	Vanguard Total Stock Market ETF	895,344
1,500	Vanguard Utilities ETF	205,830
		8,105,317
	FIXED INCOME - 30.0%
24,000	iShares Fallen Angels USD Bond ETF	706,253
12,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,740,438
12,500	Janus Henderson Short Duration Income ETF	630,875
5,300	SPDR Bloomberg Barclays High Yield Bond ETF	577,382
32,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,027,200
ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	EXCHANGE-TRADED FUNDS — 73.7% (Continued)
	FIXED INCOME - 30.0% (Continued)
12,000	Vanguard Emerging Markets Government Bond ETF	$ 987,600
10,000	Vanguard Total International Bond ETF	585,500
		6,255,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,901,669)	15,375,558

	TOTAL INVESTMENTS – 97.7% (Cost $18,477,143)	$ 20,379,893
	OTHER ASSETS LESS LIABILITIES – 2.3%	475,561
	NET ASSETS - 100.0%	$ 20,855,374

ADR	- American Depositary Receipt
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Fund's assets and liabilities measured at fair value:

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	8,065,186	-	-	8,065,186
Exchange Traded Funds	16,625,221	-	-	16,625,221
Total Investments	24,690,407	-	-	24,690,407

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	5,004,255	-	-	5,004,255
Exchange Traded Funds	15,375,558	-	-	15,375,558
Total Investments	20,379,813	-	-	20,379,813
* Refer to each Fund's Portfolio of Investments for classification.
The Funds did not hold any Level 3 securities during the period.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Absolute Capital Asset Allocator Fund	$ 22,543,695	$ 2,212,028	$ (65,316)	$ 2,146,712
Absolute Capital Defender Fund	18,536,602	1,887,127	(43,916)	1,843,211

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.